UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08134

Investment Company Act File Number

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance High Yield Municipal Income Fund

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

Eaton Vance

High Yield Municipal Income Fund

October 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 104.0%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.1%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23	$567	$507,473

		$507,473

Education — 4.2%
Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	$1,570	$1,732,338
Forest Grove, OR, (Pacific University), 5.25%, 5/1/34	2,055	2,330,267
New Jersey Institute of Technology, 5.00%, 7/1/42	2,000	2,232,140
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,399,600
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,480	1,754,392
University of California, 5.00%, 5/15/38(1)(2)	10,000	11,419,700
Westchester County Local Development Corp., NY, (Pace University), 5.00%, 5/1/34	8,135	8,881,305

		$39,749,742

Electric Utilities — 4.6%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$4,195	$4,473,590
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	7,315	7,537,303
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	730	851,005
Long Island Power Authority, NY, 5.00%, 5/1/38	10,000	11,002,600
Los Angeles, CA, Department of Water and Power, Electric System Revenue, 5.00%, 7/1/39	5,000	5,740,800
Ohio Air Quality Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	5,000	5,121,750
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 4.00% to 6/3/19 (Put Date), 12/1/33	5,735	6,092,864
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	1,520	1,557,863
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	210	228,812
Vernon, CA, 5.125%, 8/1/21	875	981,058

		$43,587,645

Escrowed/Prerefunded — 0.3%
Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$3,500	$3,004,505

		$3,004,505

General Obligations — 6.8%
California, 5.00%, 12/1/31	$5,000	$5,839,600
California, 5.00%, 9/1/32(3)	14,255	16,542,357
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 0.00%, 6/15/33	2,115	2,335,023
Foothill-De Anza Community College District, CA, 5.00%, 8/1/35	3,415	4,037,623
Illinois, 5.00%, 5/1/35	7,000	7,477,400
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(1)	6,480	7,338,341
Walnut Valley Unified School District, CA, (Election of 2007), 5.00%, 8/1/39	3,750	4,319,850
Washington, 5.25%, 2/1/36(1)	10,000	11,762,000
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32(3)	3,855	4,563,935

		$64,216,129

Security	Principal Amount (000’s omitted)	Value
Health Care - Miscellaneous — 0.8%
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$1,350	$1,349,609
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(4)	358	358,473
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(4)	333	333,663
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(4)	280	280,640
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(4)	52	52,633
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(4)	119	119,623
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(4)	330	331,362
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(4)	139	139,133
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 12/1/36(4)	277	277,872
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(4)	83	83,480
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(4)	184	184,831
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(4)	152	152,868
Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	3,995	4,120,882

		$7,785,069

Hospital — 13.6%
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/35	$5,360	$5,434,718
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/32(5)	2,000	2,229,340
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/33(5)	1,000	1,109,650
Camden County Improvement Authority, NJ, (Cooper Health System), Prerefunded to 2/15/15, 5.00%, 2/15/35(5)	1,000	1,101,350
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/34	1,625	1,690,991
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/29	1,675	1,798,632
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/40	6,555	7,258,745
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	6,340	7,961,962
Indiana County, PA, Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,705	4,230,036
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,804,134
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	2,005	2,389,238
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	6,205	6,212,818
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	2,450	2,560,250
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,852,506
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/39	3,500	3,961,020
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	7,470	8,124,297
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,190	3,424,912
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,000	2,129,520
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	1,780	1,782,706

Security	Principal Amount (000’s omitted)	Value
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	$7,395	$7,403,800
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.125%, 7/1/31	2,500	2,641,400
Palm Beach County, FL, Health Facilities Authority, (BRRH Corp. Obligated Group), 5.00%, 12/1/31	6,250	7,023,625
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,449,780
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	1,455	1,702,612
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	5,520	5,808,972
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	7,000	8,102,290
Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare Project), 4.75%, 12/1/36	11,320	11,649,865
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	2,580	2,931,809
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	5,000	5,161,600
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,797,175

		$128,729,753

Housing — 1.9%
Centerline Equity Issuer Trust, TN, 6.00%, 5/15/19(4)	$4,000	$4,615,240
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.,), 5.00%, 7/1/34	750	798,518
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.,), 5.00%, 7/1/39	1,250	1,316,625
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,405	1,411,800
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	370	371,632
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I LLC - Texas A&M University), 5.00%, 4/1/34	3,885	4,094,168
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I LLC - Texas A&M University), 5.00%, 4/1/39	3,500	3,647,105
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(6)	860	627,783
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(7)	2,000	1,459,960

		$18,342,831

Industrial Development Revenue — 11.5%
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), 4.95%, 5/15/33	$140	$149,612
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	9,085	10,150,035
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	1,180	1,477,372
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	6,405	6,635,964
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	5,610	5,620,603
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	770	799,838
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	1,355	1,354,783
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	8,750	9,038,837
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	2,175	2,239,902

Security	Principal Amount (000’s omitted)	Value
Maricopa County, AZ, Pollution Control Corp., (El Paso Electric Co. Palo Verde Project), 4.50%, 8/1/42	$6,500	$6,690,385
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,130	2,021,924
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	420	420,449
Massachusetts Development Finance Agency, (Covanta Energy Project), 4.875%, 11/1/42	8,500	8,641,015
Massachusetts Development Finance Agency, (Covanta Energy Project), (AMT), 5.25%, 11/1/42	3,745	3,851,583
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,020,030
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	6,155	6,278,285
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(4)	1,285	1,290,667
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	8,809,938
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,685,538
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000A, 5.625%, 11/15/30	760	827,176
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000B, 5.625%, 11/15/30	1,285	1,399,609
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	7,077,458
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	5,455	5,408,632
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), Prerefunded to 12/1/14, 6.25%, 6/1/19	8,200	8,241,000
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	4,230	4,767,210

		$108,897,845

Insured-General Obligations — 4.4%
Chicago, IL, (AGM), 5.25%, 1/1/31	$4,000	$4,411,000
Detroit, MI, (AGC), 5.00%, 4/1/20	2,560	2,674,585
Irvington Township, NJ, (AGM), 5.00%, 7/15/29	1,810	2,069,337
Irvington Township, NJ, (AGM), 5.00%, 7/15/32	2,000	2,258,140
Irvington Township, NJ, (AGM), 5.00%, 7/15/33	1,000	1,125,550
McHenry County, IL, Community Unit School District No. 12 Johnsburg, (AGM), 5.00%, 1/1/31	3,175	3,445,669
McHenry County, IL, Community Unit School District No. 12 Johnsburg, (AGM), 5.00%, 1/1/32	1,215	1,313,707
McHenry County, IL, Community Unit School District No. 12 Johnsburg, (AGM), 5.00%, 1/1/33	1,405	1,514,660
McHenry County, IL, Community Unit School District No. 12 Johnsburg, (AGM), 5.00%, 7/1/34	2,810	3,015,917
New Haven, CT, (AGM), 5.00%, 8/1/28	1,090	1,262,569
New Haven, CT, (AGM), 5.00%, 8/1/29	1,195	1,378,755
New Haven, CT, (AGM), 5.00%, 8/1/30	1,160	1,334,162
New Haven, CT, (AGM), 5.00%, 8/1/31	700	801,941
New Haven, CT, (AGM), 5.00%, 8/1/32	850	969,212
New Haven, CT, (AGM), 5.00%, 8/1/33	400	455,028
New Haven, CT, (AGM), 5.00%, 8/1/34	400	454,668
Oyster Bay, NY, (AGM), 4.00%, 8/1/31	12,855	13,398,381

		$41,883,281

Insured-Industrial Development Revenue — 1.2%
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	$8,050	$8,588,062
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	2,500	2,529,875

		$11,117,937

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 2.1%
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	$10,510	$5,899,263
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	10,000	5,030,100
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/34	12,700	4,674,235
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 7/1/42	1,805	1,976,854
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	2,150	2,619,883

		$20,200,335

Insured-Special Tax Revenue — 2.2%
Alabaster, AL, City Board of Education, (AGM), 5.00%, 9/1/39	$5,000	$5,657,000
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	14,500	14,773,760

		$20,430,760

Insured-Student Loan — 0.6%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$5,050	$5,339,264

		$5,339,264

Insured-Transportation — 5.9%
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,500	$1,714,170
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	740,812
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,506,814
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	15,000	5,542,350
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	6,972,800
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	2,217,512
Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Bonds, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	1,373,387
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	10,000	12,302,300
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/32	20,335	10,139,234
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,150	7,861,282
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	4,942,973

		$55,313,634

Insured-Water and Sewer — 0.9%
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/27	$2,710	$2,753,875
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	2,155	1,194,904
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/28	3,965	2,059,778
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	3,035	1,467,180
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	2,580	1,154,808

		$8,630,545

Lease Revenue/Certificates of Participation — 1.7%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(1)	$10,875	$12,930,701
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	2,480	2,859,267

		$15,789,968

Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$875	$830,480

		$830,480

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 8.8%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/33	$3,000	$1,265,040
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/46	8,950	1,852,560
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	1,150	1,292,646
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	1,290	1,464,963
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	700	795,935
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	6,250	3,435,687
Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(4)	6,000	6,046,740
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,484,150
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(5)	18,405	18,563,651
Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(4)	14,000	8,702,540
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	690	669,824
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	7,500	8,500,950
Seminole Tribe, FL, 5.25%, 10/1/27(4)	9,000	9,594,990
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	4,765	5,262,800
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	2,047,414
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	8,185	8,316,615

		$83,296,505

Senior Living/Life Care — 10.2%
Albemarle County, VA, Economic Development Authority, (Westminster-Canterbury Blue Ridge), 5.00%, 1/1/42	$900	$915,030
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,890	8,403,323
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	1,575	1,607,791
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	6,000	6,065,400
Cliff House Trust, (AMT), 6.625%, 6/1/27(7)	3,000	1,152,270
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	5,000	5,320,950
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,290	2,378,715
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc. Project), 5.75%, 1/1/28	315	354,699
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc. Project), 6.375%, 1/1/33	655	756,997
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	573,169
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	523,997
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,045,490
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,425	7,425,668
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	6,000	6,213,780
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,555	2,626,540
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	1,171	1,171,585
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	1,780	1,788,633
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	1,085	1,089,481
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	1,560	1,501,360

Security	Principal Amount (000’s omitted)	Value
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.00%, 2/15/36	$500	$507,765
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	750	791,633
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/42	1,500	1,525,950
Multnomah County, OR, Hospital Facilities Authority, (Mirabella at South Waterfront), 5.125%, 10/1/34	2,500	2,621,250
Multnomah County, OR, Hospital Facilities Authority, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,770	1,859,208
New Jersey Economic Development Authority, (Lions Gate Project), 4.875%, 1/1/29	2,300	2,376,291
New Jersey Economic Development Authority, (Lions Gate Project), 5.00%, 1/1/34	2,000	2,062,180
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,414,168
North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(7)	3,475	346,770
North Miami, FL, Health Care Facilities, (Imperial Club), 7.625%, (0.00% until 1/1/17), 1/1/41(7)	7,315	729,964
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 6.25%, 6/1/23	450	494,114
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	1,190	1,346,104
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	5,565	6,339,592
Savannah, GA, Economic Development Authority, (Marshes Skidaway Island Project), 7.00%, 1/1/34	3,000	3,373,200
St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	530	530,509
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,225	1,255,760
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,460	5,552,329
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	450	486,005
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	1,380	1,486,881
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,297,457
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,278,115
Warren County, OH, (Otterbein Homes Obligated Group), 4.00%, 7/1/44	2,000	1,925,840
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/39	1,000	1,094,580
Warren County, OH, Health Care Facilities, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	564,600
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,660,375
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	1,030	1,113,780

		$95,949,298

Special Tax Revenue — 4.5%
Aliso Viejo, CA, Community Facilities District, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$7,000	$7,699,440
Avelar Creek Community Development District, (Capital Improvements), FL, 5.375%, 5/1/36	1,250	1,250,712
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	5,833	5,851,666
Dupree Lakes Community Development District, FL, 5.375%, 5/1/37	3,100	2,928,167
Irvine, CA, Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/39	2,000	2,234,160
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	675,636
Massachusetts School Building Authority, 5.00%, 5/15/38	5,000	5,734,100
New River Community Development District, (Capital Improvements), FL, Series 2010A-1, 5.75%, 5/1/38	530	531,378
New River Community Development District, (Capital Improvements), FL, Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	1,390	1,114,154

Security	Principal Amount (000’s omitted)	Value
New River Community Development District, (Capital Improvements), FL, Series 2010B-1, 5.00%, 5/1/15	$695	$691,317
New River Community Development District, (Capital Improvements), FL, Series 2010B-2, 5.00%, (0.00% until 11/1/14), 5/1/18	1,085	879,175
New River Community Development District, (Capital Improvements), FL, 5.00%, 5/1/13(6)	1,005	10
Poinciana West Community Development District, FL, 6.00%, 5/1/37	2,230	2,242,845
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,925	2,879,896
South Orange County Public Financing Authority, (Ladera Ranch), CA, 5.00%, 8/15/31	1,500	1,716,960
South Orange County Public Financing Authority, (Ladera Ranch), CA, 5.00%, 8/15/33	1,000	1,135,990
South Orange County Public Financing Authority, (Ladera Ranch), CA, 5.00%, 8/15/34	450	508,523
Southern Hills Plantation I, Community Development District, FL, Series A1, 5.80%, 5/1/35	1,323	1,288,499
Southern Hills Plantation I, Community Development District, FL, Series A2, 5.80%, 5/1/35	975	862,144
Sterling Hill Community Development District, FL, 5.50%, 5/1/37(7)	3,650	728,357
University Square Community Development District, FL, 5.875%, 5/1/38	1,775	1,804,447

		$42,757,576

Student Loan — 0.5%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$2,765	$2,829,176
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	2,040	2,043,039

		$4,872,215

Transportation — 13.5%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$565	$654,264
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	2,937,560
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	2,170	2,474,603
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,688,425
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	8,117,480
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,244,010
Kentucky Public Transportation Infrastructure Authority, Toll Revenue, (Downtown Crossing Project), 0.00%, 7/1/28	2,690	1,284,583
Kentucky Public Transportation Infrastructure Authority, Toll Revenue, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	532,746
Kentucky Public Transportation Infrastructure Authority, Toll Revenue, (Downtown Crossing Project), 0.00%, 7/1/30	500	216,395
Kentucky Public Transportation Infrastructure Authority, Toll Revenue, (Downtown Crossing Project), 0.00%, 7/1/31	1,150	458,125
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,000	2,326,000
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	535,227
North Texas Tollway Authority, 5.50%, 9/1/41(1)(2)	10,000	11,809,300
North Texas Tollway Authority, 5.75%, 1/1/38	7,150	7,944,079
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,928,501
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	560	592,665
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	1,125	1,178,764
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33	5	5,191
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(1)	12,080	12,542,664
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(1)	10,000	10,637,900
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/1/32	4,000	4,572,320

Security	Principal Amount (000’s omitted)	Value
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(1)	$5,025	$5,630,713
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	9,990	11,216,972
Route 460 Funding Corp., VA, 0.00%, 7/1/39	4,700	1,380,108
Route 460 Funding Corp., VA, 0.00%, 7/1/40	9,890	2,710,256
Route 460 Funding Corp., VA, 0.00%, 7/1/41	10,630	2,760,824
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44(5)	10,000	10,769,800
San Jose, CA, Airport, (AMT), 5.00%, 3/1/24	2,135	2,418,827
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,650	4,444,751
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	4,052,273
Walker Field Public Airport Authority, CO, 4.75%, 12/1/27	1,090	1,135,300

		$127,200,626

Water and Sewer — 3.6%
Chicago, IL, Water Revenue, 5.00%, 11/1/39	$1,000	$1,102,120
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	3,185	3,422,728
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	3,355	3,607,565
Detroit,, MI, Water Supply System, 5.25%, 7/1/41(3)	13,100	13,934,863
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,069,916
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	1,905	2,004,536
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/36	6,360	7,378,618

		$33,520,346

Total Tax-Exempt Municipal Securities — 104.0% (identified cost $928,328,272)		$981,953,762

Taxable Municipal Securities — 1.1%

Security	Principal Amount (000’s omitted)	Value
Education — 1.1%
University of North Carolina at Chapel Hill, 3.847%, 12/1/34	$10,000	$10,259,900

Total Taxable Municipal Securities — 1.1% (identified cost $10,000,000)		$10,259,900

Corporate Bonds & Notes — 0.9%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.9%
Dignity Health, 3.812%, 11/1/24	$2,870	$2,930,184
Dignity Health, 5.267%, 11/1/64	5,555	5,645,269

Total Corporate Bonds & Notes — 0.9% (identified cost $8,425,000)		$8,575,453

Total Investments — 106.0% (identified cost $946,753,272)		$1,000,789,115

Other Assets, Less Liabilities — (6.0)%		$(56,878,526)

Net Assets — 100.0%		$943,910,589

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.
AGM	-	Assured Guaranty Municipal Corp.
AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	-	Berkshire Hathaway Assurance Corp.
MFMR	-	Multi-Family Mortgage Revenue
NPFG	-	National Public Finance Guaranty Corp.

At October 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	16.6%
Texas	14.8%
California	10.9%
Others, representing less than 10% individually	63.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2014, 16.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 6.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $8,229,000.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2014, the aggregate value of these securities is $40,881,370 or 4.3% of the Fund’s net assets.

(5)	When-issued security.

(6)	Defaulted matured bond.

(7)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(8)	Security is in default and making only partial interest payments.

A summary of open financial instruments at October 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/14	175 U.S. 10-Year Treasury Note	Short	$(21,922,531)	$(22,112,891)	$(190,360)
12/14	168 U.S. Long Treasury Bond	Short	(23,351,693)	(23,703,750)	(352,057)

					$(542,417)

At October 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $542,417.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$868,997,455

Gross unrealized appreciation	$77,665,254
Gross unrealized depreciation	(21,038,594)

Net unrealized appreciation	$56,626,660

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$981,953,762	$—	$981,953,762
Taxable Municipal Securities	—	10,259,900	—	10,259,900
Corporate Bonds & Notes	—	8,575,453	—	8,575,453
Total Investments	$—	$1,000,789,115	$—	$1,000,789,115

Liability Description
Futures Contracts	$(542,417)	$—	$—	$(542,417)
Total	$(542,417)	$—	$—	$(542,417)

The Fund held no investments or other financial instruments as of January 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

October 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 97.3%

Security	Principal Amount (000’s omitted)	Value
Education — 6.3%
Curators of the University of Missouri, System Facilities Revenue, 5.00%, 11/1/19	$5,000	$5,932,150
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/18	14,425	16,561,775
North Penn, PA, School District, 5.00%, 3/1/21	3,010	3,470,650
University of Arkansas, 4.00%, 12/1/15	670	697,758
University of Iowa Facilities Corp., (Medical Education & Biomedical Research Facility), 3.75%, 6/1/17	1,005	1,085,400
University of North Carolina, 5.00%, 5/1/18	1,365	1,553,288
University of Texas, 5.00%, 8/15/23	4,775	5,609,718
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/20	1,000	1,196,380
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/17	1,850	2,037,831

		$38,144,950

Electric Utilities — 4.1%
American Municipal Power, Inc., OH, (Prairie State Energy Campus Project), 5.25%, 2/15/25	$2,000	$2,256,680
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/20	5,000	5,984,850
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/21	2,000	2,423,480
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/19	7,085	8,250,907
Southern California Public Power Authority, 5.00%, 7/1/20	5,005	5,784,479

		$24,700,396

Escrowed/Prerefunded — 1.1%
Massachusetts Bay Transportation Authority, Escrowed to Maturity, 4.00%, 7/1/15	$870	$892,281
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.00%, 7/1/34	750	864,030
Texas Transportation Commission, Prerefunded to 4/1/16, 5.00%, 4/1/23	4,635	4,944,108

		$6,700,419

General Obligations — 40.4%
Alabama, 5.00%, 8/1/20	$3,530	$4,270,170
Allen County Juvenile Justice Center Building Corp., IN, 3.00%, 7/1/15	695	707,183
Allen County Juvenile Justice Center Building Corp., IN, 3.00%, 1/1/16	1,020	1,048,835
Anne Arundel County, MD, 5.00%, 4/1/21	6,615	8,009,641
Barbers Hill, TX, Independent School District, 4.00%, 2/15/23	2,000	2,218,640
Barbers Hill, TX, Independent School District, 4.00%, 2/15/24	4,245	4,699,724
Bergen County, NJ, 3.25%, 11/1/16	2,195	2,317,283
Berks County, PA, 5.00%, 11/15/22	1,700	1,950,444
Brown County, WI, 4.00%, 11/1/21	620	698,672
Cary, NC, 5.00%, 6/1/18	195	224,195
Chandler, AZ, 3.00%, 7/1/21	1,200	1,294,032
Chandler, AZ, 4.00%, 7/1/21	1,500	1,711,530
Chattanooga, TN, 5.00%, 10/1/21	1,000	1,216,470
Chicago Park District, IL, 5.00%, 1/1/20	3,030	3,526,587
College Station, TX, 5.00%, 2/15/24	1,000	1,178,140
Columbia County, GA, School District, 5.00%, 4/1/16	1,000	1,067,050

1

Security	Principal Amount (000’s omitted)	Value
Comal County, TX, 4.00%, 2/1/18	$1,200	$1,318,368
Commonwealth of Pennsylvania, 5.00%, 6/1/20	2,625	3,120,443
Crandall, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/16	300	297,282
Dallas, TX, Independent School District, (PSF Guaranteed), 5.50%, 2/15/18	240	276,986
Deer Park, TX, Independent School District, 3.00%, 2/15/15	125	126,059
DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties, IL, Community College District No. 523, (Kishwaukee Community College), 0.00%, 2/1/16	500	496,205
Del Mar College District, TX, 4.00%, 8/15/16	1,000	1,066,190
Denton County, TX, 5.00%, 7/15/24	1,000	1,176,850
Denver City and County, CO, (Better Denver), 5.00%, 8/1/21	1,365	1,664,959
Eagle Mountain & Saginaw, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/20	155	139,898
El Camino, CA, Community College District, 0.00%, 8/1/18	2,280	2,215,339
El Dorado, CA, Union High School District, 0.00%, 8/1/18	110	103,631
El Dorado, CA, Union High School District, 0.00%, 8/1/21	45	37,979
El Dorado, CA, Union High School District, 0.00%, 8/1/22	100	80,820
Fairfax County, VA, 4.00%, 4/1/23	1,000	1,114,290
Fitchburg, MA, 4.00%, 12/1/16	570	609,484
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/21	5,000	6,051,900
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	3,000	3,565,350
Forney, TX, Independent School District (PSF Guaranteed), 4.00%, 8/15/20	400	439,044
Forney, TX, Independent School District (PSF Guaranteed), 4.00%, 8/15/22	525	575,195
Forney, TX, Independent School District (PSF Guaranteed), 4.50%, 8/15/24	500	555,240
Frisco, TX, 4.00%, 2/15/19	155	173,918
Garland, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/16	1,525	1,518,000
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/16	200	200,458
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/18	300	300,642
Glasscock County, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/23	500	585,025
Guilford County, NC, Series 2007C, 5.00%, 4/1/18	1,220	1,395,924
Guilford County, NC, Series 2010A, 5.00%, 8/1/19	1,265	1,495,040
Guilford County, NC, Series 2010D, 5.00%, 8/1/19	10,190	12,043,052
Gull Lake, MI, Community Schools, 5.00%, 5/1/20	1,465	1,715,749
Hartford County, CT, Metropolitan District, 5.00%, 7/15/18	4,250	4,898,125
Irving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/17	420	454,037
Lake County, IL, Community College District No. 532, 4.00%, 6/1/21	4,230	4,791,786
Leander Independent School District, TX, 0.00%, 8/15/17	1,240	1,211,108
Leander Independent School District, TX, 0.00%, 8/15/18	2,240	2,146,010
Leander Independent School District, TX, 0.00%, 8/15/20	3,000	2,706,030
Lewisville Independent School District, TX, 0.00%, 8/15/22	1,500	1,250,310
Lewisville Independent School District, TX, 5.00%, 8/15/18	1,365	1,570,119
Manhattan Beach, CA, Unified School District, 3.00%, 9/1/20	250	273,425
Maryland, 5.00%, 3/1/19	5,465	6,395,362
Maryland, 5.00%, 8/1/19	2,750	3,250,088
Massachusetts, 5.00%, 8/1/17	2,500	2,804,875
Mecklenburg County Public Facilities Corp., NC, 5.00%, 3/1/22	5,795	6,715,883
Mecklenburg County, NC, 5.00%, 12/1/19	7,605	9,052,003
Middlesex County, NJ, 2.50%, 6/1/15	3,295	3,341,295
Minnesota, 4.00%, 8/1/16	1,750	1,862,385
Minnesota, 4.00%, 8/1/19	3,000	3,400,980
Minnesota, 5.00%, 6/1/18	1,000	1,149,720
Minnesota, 5.00%, 8/1/18	90	103,953
Monmouth County, NJ, 4.00%, 12/1/16	1,095	1,176,610
Montclair, NJ, 3.00%, 3/1/15	1,285	1,297,233
Montclair, NJ, 3.00%, 3/1/16	1,365	1,413,785
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/15	835	842,949

2

Security	Principal Amount (000’s omitted)	Value
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/16	$870	$901,094
Montgomery County, MD, (Public Improvement), 5.00%, 11/1/20	5,000	6,050,950
Morris County, NJ, 5.00%, 2/15/17	1,650	1,820,858
Morris County, NJ, 5.00%, 2/15/19	1,720	2,010,491
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/23	945	736,353
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/24	900	720,756
New Hanover County, NC, 5.00%, 12/1/18	430	500,989
Ocean County, NJ, 3.00%, 8/1/16	1,255	1,313,270
Ocean County, NJ, 4.00%, 9/1/15	1,250	1,289,400
Ohio, 4.00%, 9/1/15	935	965,107
Ohio, 5.50%, 6/15/20	500	578,790
Oklahoma County, OK, Independent School District No. 12 Edmond, 2.00%, 3/1/15	2,500	2,515,900
Oklahoma County, OK, Independent School District No. 89 Oklahoma City, 2.00%, 7/1/15	3,670	3,714,113
Osseo, MN, Independent School District No. 279, 4.00%, 2/1/20	450	493,740
Pennsylvania, 5.00%, 2/15/17	2,500	2,756,000
Pennsylvania, 5.00%, 2/15/19	2,000	2,323,140
Peralta Community College District, CA, 5.00%, 8/1/23(1)	1,935	2,386,726
Pima County, AZ, 4.00%, 7/1/18	2,400	2,667,264
Portland, OR, (Public Safety Projects & Emergency Facilities), 5.00%, 6/15/20	1,725	2,073,467
Portland, OR, (Public Safety Projects & Emergency Facilities), 5.00%, 6/15/21	1,530	1,863,096
Reedy Creek, FL, Improvement District, 5.00%, 6/1/20	1,000	1,190,320
Roma, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/15	235	234,796
San Antonio, TX, 4.00%, 8/1/15	800	823,424
San Diego, CA, Community College District, 0.00%, 8/1/18	285	272,662
Schertz-Cibolo-Universal City, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/22	1,500	1,716,015
Seminole, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/23	1,000	1,093,540
Snohomish County, WA, Everett School District No. 2, 5.00%, 12/1/20	1,000	1,195,240
Spring Branch, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/18	1,875	2,131,388
St. Mary’s County, MD, 3.00%, 7/15/15	920	938,888
Suffolk, VA, 4.00%, 8/1/18	500	558,685
Sumner County, TN, 3.00%, 6/1/16	1,000	1,042,910
Sumner County, TN, 5.00%, 6/1/16	3,000	3,223,440
Tarrant County, TX, 5.00%, 7/15/19	535	630,615
Texas, (Texas Transportation Commission), 5.00%, 10/1/20	1,000	1,127,660
Tomball, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/20	50	52,880
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/15	1,755	1,822,866
Utah, Series 2011A, 5.00%, 7/1/19	7,495	8,845,374
Utah, Series 2013, 5.00%, 7/1/19	5,000	5,900,850
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,803,925
Virginia Beach, VA, 5.00%, 7/15/19	1,000	1,180,700
Wake County, NC, 5.00%, 3/1/23	2,120	2,461,744
Washington, 5.00%, 7/1/22	5,000	5,737,550
Washington Suburban Sanitary District, MD, (Consolidated Public Improvement), 5.00%, 6/1/20	5,000	5,854,950
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/18	500	501,480
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/19	815	817,412
Wisconsin, 5.00%, 5/1/19	1,700	1,991,839
Wisconsin, 5.00%, 5/1/20	5,000	5,959,000
Wisconsin, 5.00%, 11/1/20	1,000	1,201,460
Wisconsin, 5.00%, 5/1/21	1,805	2,174,899
Yellowstone County, MT, School District No. 2, 5.00%, 6/15/22	1,075	1,316,219
Zeeland, MI, Public Schools, 5.00%, 5/1/21(1)	1,290	1,501,986

		$245,692,208

3

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.0%(2)
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/18	$85	$96,257

		$96,257

Hospital — 9.3%
Beaver County, PA, Hospital Authority, (Heritage Valley Health System), 5.00%, 5/15/15	$1,435	$1,472,080
Florence County, SC, Hospital Revenue, (McLeod Regional Medical Center), 5.00%, 11/1/18	870	1,005,659
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/16	1,160	1,246,524
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/17	2,355	2,614,757
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/20	445	523,747
Indiana Finance Authority, Hospital Revenue, (Indiana University Health), 5.00%, 3/1/19	5,000	5,805,050
Indiana Finance Authority, Hospital Revenue, (Indiana University Health), 5.00%, 3/1/20	6,395	7,532,734
Indiana Finance Authority, Hospital Revenue, (Jackson County Schneck Memorial Hospital), 5.00%, 2/15/18	1,250	1,376,625
Massachusetts Health & Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,106,970
Monroe County Industrial Development Corp., NY, (Rochester General Hospital), 3.00%, 12/1/14	550	551,260
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/19	2,360	2,721,670
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/22	1,950	2,278,419
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/18	785	903,009
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/19	575	670,174
St. Mary Hospital Authority, PA, (Catholic Health East), 5.00%, 11/15/22	5,000	5,829,850
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/17	800	898,760
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/19	1,250	1,465,975
Tarrant County, TX, Hospital District, 5.00%, 8/15/20	1,655	1,919,486
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 4.00%, 8/15/19	1,000	1,114,630
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/18	1,190	1,351,328
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 2.00%, 8/15/15	330	334,594
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/18	365	387,594
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	1,695	1,924,791
Wisconsin Health and Educational Facilities Authority, (UnityPoint Health), 5.00%, 12/1/21	1,000	1,181,440
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/17	1,440	1,616,213
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/18	2,185	2,508,030
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	4,243,071
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/19	400	458,072
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/20	1,130	1,310,235

		$56,352,747

4

Security	Principal Amount (000’s omitted)	Value
Housing — 0.8%
Minnesota Housing Finance Agency, 2.35%, 7/1/21	$340	$349,976
Virginia Housing Development Authority, 1.00%, 10/1/17	230	231,322
Virginia Housing Development Authority, 1.10%, 4/1/17	1,600	1,620,544
Virginia Housing Development Authority, 1.45%, 10/1/17	300	306,615
Virginia Housing Development Authority, 1.60%, 7/1/17	460	469,881
Virginia Housing Development Authority, 1.90%, 10/1/18	1,000	1,031,940
Virginia Housing Development Authority, 2.05%, 7/1/18	230	238,636
Virginia Housing Development Authority, 2.10%, 10/1/19	420	435,851

		$4,684,765

Industrial Development Revenue — 0.5%
Ohio, 5.00%, 6/1/19	$800	$933,280
Tulsa County, OK, Industrial Authority Capital Improvements, 4.00%, 5/15/15	2,000	2,041,240

		$2,974,520

Insured-Education — 0.5%
Palm Beach County, FL, School District, (AGM), 5.00%, 8/1/22	$3,000	$3,230,160

		$3,230,160

Insured-Electric Utilities — 1.3%
Alaska Energy Authority, (Bradley Lake), (AGM), 6.00%, 7/1/20	$3,845	$4,752,112
New York Power Authority, (NPFG), 5.00%, 11/15/21	1,550	1,748,276
Public Power Generation Agency, NE, (Whelan Energy Center), (AGC), (AMBAC), 5.00%, 1/1/18	1,145	1,241,753

		$7,742,141

Insured-Escrowed/Prerefunded — 0.7%
Collier County, FL, School Board, (AGM), Prerefunded to 2/15/16, 5.00%, 2/15/22	$1,525	$1,618,208
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	2,000	2,420,620
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/31	360	387,950

		$4,426,778

Insured-General Obligations — 2.6%
Clackamas County, OR, School District No. 12, (AGM), 5.00%, 6/15/23	$6,420	$7,086,653
Forsyth County, GA, School District, (AGM), 5.00%, 2/1/15	5,000	5,061,600
Long Beach, CA, Community College District, (Election of 2002), (NPFG), 0.00%, 5/1/23	2,000	1,595,000
Riverside County, CA, Alvord Unified School District, (Election of 2012), (AGM), 5.00%, 8/1/18	170	195,019
Washington, (NPFG), 0.00%, 6/1/21	620	551,347
Washington, (XLCA), 0.00%, 12/1/16	200	197,812
Yonkers, NY, (AGM), 2.00%, 10/15/19	1,120	1,126,395

		$15,813,826

Insured-Hospital — 0.3%
Carbon County, PA, Hospital Authority, (Gnaden Huetten Memorial Hospital), (AGM), 3.00%, 11/15/15	$1,000	$1,027,510
Carbon County, PA, Hospital Authority, (Gnaden Huetten Memorial Hospital), (AGM), 4.00%, 11/15/17	535	585,028

		$1,612,538

Insured-Lease Revenue/Certificates of Participation — 1.9%
Orange County, FL, School Board, (NPFG), 5.00%, 8/1/19	$6,500	$6,728,865
Palm Beach County, FL, School Board, (AGM), 5.00%, 8/1/23	4,655	5,007,849

		$11,736,714

5

Security	Principal Amount (000’s omitted)	Value
Insured-Public Power/Electric Utilities — 0.2%
Greenville, NC, Utilities Commission, (AGM), 5.00%, 11/1/22	$1,060	$1,204,732

		$1,204,732

Insured-Special Tax Revenue — 0.9%
Central Puget Sound Regional Transit Authority, WA, (NPFG), 5.25%, 2/1/15	$1,865	$1,889,096
Hamilton County, OH, Sales Tax, (AMBAC), 5.00%, 12/1/20	1,600	1,745,360
Successor Agency to the Rancho Cucamonga Redevelopment Agency, CA, (AGM), 5.00%, 9/1/22	1,420	1,721,097

		$5,355,553

Insured-Transportation — 1.1%
Florida Department of Transportation, (NPFG), 5.00%, 7/1/22	$5,350	$5,802,931
New York Thruway Authority, (AMBAC), 5.00%, 4/1/21	1,150	1,199,438

		$7,002,369

Insured-Water and Sewer — 0.2%
New Mexico Finance Authority, (NPFG), 5.00%, 6/15/19	$1,050	$1,128,645

		$1,128,645

Lease Revenue/Certificates of Participation — 2.7%
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/18	$2,395	$2,734,994
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/19	2,420	2,824,745
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/20	610	723,332
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/22	2,115	2,531,528
Orange County, FL, School Board, 5.00%, 8/1/15	5,000	5,181,300
Orange County, FL, School Board, 5.00%, 8/1/17	540	601,242
Orange County, FL, School Board, 5.00%, 8/1/18	675	771,120
Orange County, FL, School Board, 5.00%, 8/1/19	750	873,570
Volusia County, FL, School Board, 5.00%, 8/1/21	325	384,787

		$16,626,618

Other Revenue — 6.8%
Illinois Educational Facilities Authority, (University of Chicago), 1.875% to 2/12/15 (Put Date), 7/1/36	$3,525	$3,541,567
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 6/15/19	5,000	5,143,850
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 12/15/19	4,000	4,115,080
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 6/15/20	2,040	2,051,689
Kansas Development Finance Authority, 5.00%, 11/1/26	1,990	2,289,017
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 7/1/22	4,520	4,858,277
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 1/1/23	3,930	4,139,941
Texas Public Finance Authority, (Unemployment Compensation), 4.00%, 1/1/18	3,000	3,173,790
Tobacco Settlement Financing Corp., NY, 5.00%, 6/1/21	5,000	5,352,950
Tobacco Settlement Financing Corp., NY, 5.00%, 6/1/22	5,000	5,546,350
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/15	1,085	1,124,733

		$41,337,244

Special Tax Revenue — 4.6%
Catawba, NC, Limited Obligation Bonds, 4.00%, 10/1/16	$1,045	$1,115,924
Collier County, FL, Special Obligation, 5.00%, 10/1/15	2,605	2,720,923
Metropolitan Pier & Exposition Authority, IL, (McCormick Place), 5.00%, 12/15/22	1,000	1,092,930
New Mexico, Severance Tax, 5.00%, 7/1/15	1,425	1,471,469

6

Security	Principal Amount (000’s omitted)	Value
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/19	$5,000	$5,834,450
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/21	5,000	5,984,000
Phoenix Civic Improvement Corp., AZ, Excise Tax Revenue, (Light Rail Project), 5.00%, 7/1/19	4,665	5,477,550
Portland, OR, Gas Tax Revenue, 5.00%, 2/1/20	1,325	1,574,325
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.00%, 7/1/17	145	162,200
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.25%, 7/1/21	1,000	1,227,470
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,339,164

		$28,000,405

Transportation — 6.8%
Bay Area Toll Authority, CA, Toll Bridge Revenue, 1.50% to 4/2/18 (Put Date), 4/1/47	$2,500	$2,535,075
Chicago, IL, Midway International Airport, 5.00%, 1/1/20	500	584,645
Chicago, IL, Midway International Airport, 5.00%, 1/1/22	1,000	1,183,590
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/17	1,000	1,125,770
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,931,525
Delaware River and Bay Authority, 5.00%, 1/1/20	1,815	2,133,097
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,186,920
Florida Department of Transportation, Series 2008A, 5.00%, 7/1/22	1,000	1,118,430
Florida Department of Transportation, Series 2013C, 5.00%, 7/1/22	2,500	3,040,575
Kansas Department of Transportation, 4.00%, 9/1/15	1,000	1,031,800
Maryland Department of Transportation, 4.00%, 5/15/16	1,305	1,379,450
Mesa, AZ, Highway Revenue, 5.00%, 7/1/20	1,225	1,263,563
Mesa, AZ, Highway Revenue, 5.00%, 7/1/21	1,550	1,598,794
New Jersey Turnpike Authority, 5.00%, 1/1/22	3,325	3,789,669
New York Thruway Authority, 5.00%, 5/1/19	9,000	10,423,350
Ohio Turnpike Commission, 5.00%, 2/15/20	1,165	1,367,605
Wisconsin Department of Transportation, 5.00%, 7/1/21	2,750	3,218,517
Wisconsin Department of Transportation, 5.00%, 7/1/22	1,000	1,167,890

		$41,080,265

Water and Sewer — 4.2%
California Department of Water Resources, 5.00%, 12/1/24	$1,965	$2,255,329
Gwinnett County, GA, Water and Sewer Authority, 4.00%, 8/1/16	500	531,930
Honolulu, HI, City and County Wastewater System, 5.00%, 7/1/22	500	577,560
Houston, TX, Utility System, 5.00%, 5/15/20	10,425	12,420,658
Indiana Finance Authority, 5.00%, 2/1/23	1,000	1,177,230
Michigan Finance Authority, (Revolving Fund - Clean Water), 5.00%, 10/1/19	1,455	1,718,559
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,212,321
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/21	2,000	2,356,920
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	175	205,919
Seattle, WA, Water System, 5.00%, 9/1/20	1,000	1,200,210
Tohopekaliga Water Authority, FL, Utility System, 5.00%, 10/1/20	1,705	2,037,355

		$25,693,991

Total Tax-Exempt Municipal Securities — 97.3% (identified cost $570,328,638)		$591,338,241

7

Taxable Municipal Securities — 0.0%(2)

Security	Principal Amount (000’s omitted)	Value
Education — 0.0%(2)
Virginia Public School Authority, 4.167%, 8/1/18	$225	$246,449

Total Taxable Municipal Securities — 0.0%(2) (identified cost $225,000)		$246,449

Total Investments — 97.3% (identified cost $570,553,638)		$591,584,690

Other Assets, Less Liabilities — 2.7%		$16,183,973

Net Assets — 100.0%		$607,768,663

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At October 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	13.1%
Florida	10.9%
Others, representing less than 10% individually	73.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2014, 10.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from less than 0.05% to 5.6% of total investments.

(1)	When-issued security.

(2)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at October 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$570,519,584

Gross unrealized appreciation	$21,068,866
Gross unrealized depreciation	(3,760)

Net unrealized appreciation	$21,065,106

8

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$591,338,241	$—	$591,338,241
Taxable Municipal Securities	—	246,449	—	246,449
Total Investments	$—	$591,584,690	$—	$591,584,690

The Fund held no investments or other financial instruments as of January 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Tax-Advantaged Bond Strategies Intermediate Term Fund

October 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 93.1%

Security	Principal Amount (000’s omitted)	Value
Education — 3.7%
Louisiana State University and Agricultural and Mechanical College, 5.00%, 7/1/23	$500	$610,135
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/28	250	297,690
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/32	145	170,461
Michigan Strategic Fund Limited Obligation, (Facility for Rare Isotope Beams Project), 5.00%, 3/1/20	750	884,280
Michigan Strategic Fund Limited Obligation, (Facility for Rare Isotope Beams Project), 5.00%, 3/1/22	750	901,552
Nevada System of Higher Education, 5.00%, 7/1/23	1,000	1,224,700
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	1,110	1,247,618
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	5,000	6,222,950
University of Colorado, Enterprise Revenue, 5.00%, 6/1/18	500	573,105
University of Colorado, Enterprise Revenue, 5.00%, 6/1/26	315	370,342

		$12,502,833

Electric Utilities — 2.5%
Huntsville, AL, Electric System Revenue, 5.00%, 12/1/24	$170	$199,254
Indianapolis, IN, Thermal Energy System, 5.00%, 10/1/32	500	572,515
Municipal Electric Authority of Georgia, (Combined Cycle Project), 5.00%, 11/1/20	1,000	1,190,070
Nebraska Public Power District, 5.00%, 1/1/21	1,405	1,674,872
Omaha, Public Power District, NE, 5.00%, 2/1/22	625	757,538
Omaha, Public Power District, NE, 5.00%, 2/1/29	810	944,363
Snohomish County, WA, Public Utility District No. 1, 5.00%, 12/1/18	1,680	1,947,926
Southern California Public Power Authority, (Southern Transmission Project), 5.00%, 7/1/23	1,000	1,152,870

		$8,439,408

Escrowed/Prerefunded — 0.8%
Alabama Public School and College Authority, Prerefunded to 12/1/17, 5.00%, 12/1/24	$2,500	$2,834,825
University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	20	21,671

		$2,856,496

General Obligations — 37.0%
Addison, TX, 5.00%, 2/15/24	$360	$432,814
Auburn, AL, 5.00%, 12/1/28	635	751,986
Auburn, AL, 5.00%, 12/1/32	845	987,518
Bloomfield, CT, 4.00%, 10/15/20	90	102,505
California, 5.00%, 12/1/21	5,000	6,063,150
Chicago Park District, IL, 5.00%, 1/1/21	2,190	2,565,848
Clark County, WA, Evergreen School District No. 114, 3.00%, 6/1/17	2,000	2,124,880
Connecticut, 5.00%, 12/1/20	50	54,706
Conroe, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/24	1,000	1,178,150
Decatur, IL, 5.00%, 3/1/23	1,030	1,191,174
Edgewood City, OH, School District, 5.25%, 12/1/33	4,500	5,285,250

1

Security	Principal Amount (000’s omitted)	Value
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 1/1/22	$3,820	$4,502,023
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	2,000	2,376,900
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/25	9,900	11,805,948
Forsan, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/31	1,460	1,624,615
Forsyth County, GA, School District, 5.00%, 2/1/27	1,000	1,211,790
Fort Bend, TX, Independent School District, 5.00%, 8/15/24	1,655	2,067,906
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	700,120
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	2,610	1,754,625
Grand Prairie, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,492,852
Groton, CT, 4.00%, 7/15/19	50	56,357
Hempfield, PA, School District, 5.00%, 10/15/27	1,000	1,158,180
Hennepin County, MN, 5.00%, 12/1/21(1)	1,000	1,220,940
Hopewell Township, NJ, 5.00%, 10/1/26	450	554,598
Houston, TX, Community College System, 5.25%, 2/15/25	1,000	1,190,250
Howard County, MD, 5.00%, 8/15/19	2,000	2,361,620
Illinois, 5.00%, 8/1/21	2,570	2,895,542
Lakota, OH, Local School District, (School Facilities Construction & Improvement), 5.00%, 12/1/28	1,120	1,310,949
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	900	1,009,656
Leander Independent School District, TX, 0.00%, 8/15/20	1,955	1,763,430
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/29	2,730	1,584,983
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/30	5,000	2,739,300
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/35	7,890	3,189,690
Los Angeles, CA, Unified School District, 5.00%, 7/1/20	2,000	2,398,160
Lubbock, TX, 5.00%, 2/15/24	2,000	2,363,900
Lynchburg, VA, 3.00%, 12/1/16	250	263,400
Maryland, 5.00%, 3/1/16	7,250	7,708,635
Mecklenburg County, NC, 5.00%, 3/1/19	50	58,512
Menlo Park, CA, City School District, 5.00%, 7/1/32	835	997,015
Miami, TX, Independent School District, (School Building), 5.00%, 2/15/29	500	570,325
Milpitas, CA, Unified School District, (Election of 2012), 4.00%, 8/1/32	1,000	1,106,680
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/25	2,115	1,629,036
New Braunfels, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/26	120	137,016
New York, 5.00%, 2/15/20	1,210	1,435,387
Nixa, MO, Public Schools, (Refunding & Improvement – Direct Deposit Program), 5.00%, 3/1/31	1,000	1,140,260
North Charleston, SC, Sewer District, 4.00%, 1/1/23	610	678,747
Oregon, 5.00%, 11/1/21	1,710	2,085,926
Pickerington, OH, Local School District, 4.00%, 12/1/28	850	913,393
Richardson, TX, 5.00%, 2/15/20	50	59,363
Rowland, CA, Unified School District, 5.00%, 8/1/26	1,000	1,192,750
Rowland, CA, Unified School District, 5.00%, 8/1/30	1,000	1,168,370
Saint Augustine, FL, Capital Improvement, 4.00%, 10/1/26	125	133,930
Shreveport, LA, 5.00%, 9/1/24	1,615	1,972,593
Shreveport, LA, 5.00%, 9/1/27	1,500	1,789,230
Shreveport, LA, 5.00%, 9/1/32	1,500	1,757,265
South Texas Community College District, 5.00%, 8/15/23	1,560	1,903,169
Tatum, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/30	515	584,484
Tennessee, 5.00%, 9/1/29	2,500	3,060,125
Texas, 5.00%, 4/1/21	3,000	3,626,850
Texas, (Texas Transportation Commission), 5.00%, 4/1/27	1,165	1,425,809
Utah, Series 2013, 5.00%, 7/1/19	2,525	2,979,929
Vermont, 5.00%, 8/15/23	860	1,027,158
Volusia County, FL, School Board, 5.00%, 8/1/22	400	475,368
Washington, 5.00%, 7/1/24	850	1,006,213
Washington, 5.00%, 6/1/28	1,000	1,185,870
Wisconsin, 5.00%, 5/1/19	3,500	4,100,845
Zeeland, MI, Public Schools, 5.00%, 5/1/23(1)	1,200	1,402,836
Zeeland, MI, Public Schools, 5.00%, 5/1/24(1)	1,000	1,169,300

		$125,818,104

2

Security	Principal Amount (000’s omitted)	Value
Hospital — 9.8%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 10/15/23	$1,200	$1,402,092
Allen County, OH, Hospital Facilities (Catholic Health Partners), 5.00%, 5/1/21	765	900,933
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/33	2,250	2,584,912
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,807,232
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/18	1,000	1,148,020
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/24	1,000	1,207,970
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/26	1,450	1,685,291
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.25%, 7/1/29	1,000	1,149,640
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	1,000	1,106,240
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/24	50	59,508
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/34	1,765	1,982,872
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 2/1/25	1,390	1,666,902
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 2/1/26	2,500	2,979,275
Royal Oak, MI, Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/24	640	762,637
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/20	1,500	1,779,330
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	2,500	2,788,500
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/32	2,885	3,219,314
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,164,590

		$33,395,258

Housing — 0.2%
Virginia Housing Development Authority, 2.45%, 7/1/19	$500	$520,310

		$520,310

Insured-Education — 0.9%
Palm Beach County, FL, School District, (AGM), 5.00%, 8/1/22	$2,725	$2,934,062

		$2,934,062

Insured-Escrowed/Prerefunded — 1.5%
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,420,620
King County, WA, Sewer Revenue, (AGM), Prerefunded to 1/1/17, 5.00%, 1/1/36	860	943,979
New Mexico Finance Authority, (NPFG), Prerefunded 6/15/15, 5.00%, 6/15/25	1,275	1,311,682
Texas, (NPFG), Prerefunded to 4/1/15, 5.00%, 4/1/29	250	255,097

		$4,931,378

Insured-General Obligations — 2.6%
Long Beach, CA, Community College District, (Election of 2002), (NPFG), 0.00%, 5/1/23	$1,480	$1,180,300
Massachusetts, (AMBAC), 5.50%, 12/1/23	1,000	1,283,940
Rockland County, NY, (Public Improvement), (AGM), 4.00%, 5/1/22	2,575	2,831,908
Rockland County, NY, (Public Improvement), (AGM), 4.00%, 5/1/23	2,385	2,623,905
Sweetwater Union High School District, CA, (BAM), 5.00%, 8/1/23	760	921,941
West Virginia, (NPFG), 5.20%, 11/1/26	25	29,390

		$8,871,384

3

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 1.3%
Palm Beach County, FL, School Board, (AGM), 5.00%, 8/1/23	$4,000	$4,303,200

		$4,303,200

Insured-Special Tax Revenue — 1.2%
Successor Agency to the Rancho Cucamonga Redevelopment Agency, CA, (AGM), 5.00%, 9/1/21	$1,900	$2,287,182
Successor Agency to the Rancho Cucamonga Redevelopment Agency, CA, (AGM), 5.00%, 9/1/23	1,350	1,646,852

		$3,934,034

Insured-Water and Sewer — 2.3%
King County, WA, Sewer Revenue, (AGM), 5.00%, 1/1/36	$1,640	$1,756,604
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	2,000	2,456,000
New Mexico Finance Authority, (NPFG), 5.00%, 6/15/19	1,000	1,074,900
Phoenix Civic Improvement Corp., AZ, Water System Revenue, (NPFG), 4.75%, 7/1/22	2,625	2,702,385

		$7,989,889

Lease Revenue/Certificates of Participation — 1.0%
Cincinnati, OH, City School District, 5.00%, 12/15/29(1)	$2,000	$2,274,800
Orange County, FL, School Board, 5.00%, 8/1/17	500	556,705
Orange County, FL, School Board, 5.00%, 8/1/18	500	571,200

		$3,402,705

Other Revenue — 2.2%
Bergen County, NJ, Improvement Authority, (East Rutherford Refunding Project), 5.00%, 12/15/25	$260	$329,945
Kansas Development Finance Authority, 5.00%, 5/1/24	2,500	2,934,300
Massachusetts Development Finance Agency, 5.00%, 5/1/32	1,000	1,156,310
Texas Public Finance Authority, (Unemployment Compensation), 4.00%, 1/1/18	3,000	3,173,790

		$7,594,345

Special Tax Revenue — 6.8%
Lafayette, LA, Sales Tax Revenue, 5.00%, 3/1/22(1)	$1,000	$1,179,670
Lafayette, LA, Sales Tax Revenue, 5.00%, 3/1/23(1)	1,000	1,184,540
Marana, AZ, Excise Tax Revenue, 4.00%, 7/1/20	765	857,473
Marana, AZ, Excise Tax Revenue, 5.00%, 7/1/23	450	534,852
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/33	2,000	2,321,380
Mesa, AZ, 5.00%, 7/1/27	1,850	2,036,036
Metropolitan Pier & Exposition Authority, IL, (McCormick Place), 5.00%, 12/15/22	1,500	1,639,395
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/23	500	590,190
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/21	5,000	5,984,000
New York, NY, Transitional Finance Authority, (Future Tax), 5.00%, 11/1/31	3,220	3,794,029
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/23	1,300	1,623,635
Southlake Parks Development Corp., TX, 3.00%, 2/15/21	1,340	1,441,197

		$23,186,397

Transportation — 10.7%
Chicago, IL, Midway International Airport, 5.00%, 1/1/20	$525	$613,877
Chicago, IL, Midway International Airport, 5.00%, 1/1/21	820	966,977
Chicago, IL, Midway International Airport, 5.00%, 1/1/22	800	946,872
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/18	1,000	1,153,250

4

Security	Principal Amount (000’s omitted)	Value
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	$2,500	$2,931,525
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/30	2,385	2,729,442
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,000	4,611,520
Delaware River and Bay Authority, 5.00%, 1/1/20	1,000	1,175,260
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,186,920
Florida Department of Transportation, 5.00%, 7/1/25	900	1,041,804
Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,210,049
Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,434,783
Louisiana Transportation Authority, 5.00%, 8/15/32	1,090	1,265,959
Massachusetts Transportation Fund, (Accelerated Bridge Program), 5.00%, 6/1/22	1,000	1,202,250
Metropolitan Transportation Authority, NY, 5.00%, 11/15/28	3,500	4,054,890
Metropolitan Transportation Authority, NY, 5.00%, 11/15/32	1,000	1,134,750
North Carolina, Grant Anticipation Revenue, 5.25%, 3/1/20	1,950	2,253,576
Virginia Transportation Board, 5.00%, 3/15/20	2,500	2,969,925
Wisconsin Department of Transportation, 5.00%, 7/1/23	2,000	2,331,840

		$36,215,469

Water and Sewer — 8.6%
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/24	$300	$366,255
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/29	600	705,288
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,225,830
Hamilton County, OH, Sewer System, 5.00%, 12/1/28	2,210	2,649,790
Honolulu, HI, City and County Wastewater System, 5.00%, 7/1/22	1,000	1,155,120
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	470	550,464
Louisville and Jefferson County, KY, Metro Government Board of Water Works, 5.00%, 11/15/16	5,295	5,789,394
Missouri Environmental Improvement and Energy Resources Authority, Water Revenue, 5.00%, 1/1/22	120	141,228
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	50	56,235
New York Environmental Facilities Corp., Clean Water and Drinking Water, 5.00%, 6/15/31	1,595	1,906,232
New York, NY, Municipal Water Finance Authority, Water and Sewer System, 5.00%, 6/15/20	775	924,126
New York, NY, Municipal Water Finance Authority, Water and Sewer System, 5.00%, 6/15/30	1,000	1,151,100
New York, NY, Municipal Water Finance Authority, Water and Sewer System, Series DD, 5.00%, 6/15/35	1,155	1,330,733
New York, NY, Municipal Water Finance Authority, Water and Sewer System, Series EE, 5.00%, 6/15/35	5,200	5,991,180
Northeast Ohio Regional Sewer District, 5.00%, 11/15/38	2,000	2,288,800
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/21	1,000	1,178,460
Rogers, AR, Water Revenue, 2.75%, 11/1/23	40	41,564
Westmoreland County, PA, Municipal Authority, Water and Sewer Revenue, 5.00%, 8/15/31	1,735	1,946,393

		$29,398,192

5

Value
Total Tax-Exempt Investments — 93.1% (identified cost $301,049,716)	$316,293,464

Other Assets, Less Liabilities — 6.9%	$23,590,816

Net Assets — 100.0%	$339,884,280

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At October 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	13.8%
New York	10.5%
Others, representing less than 10% individually	68.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2014, 10.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 6.9% of total investments.

(1)	When-issued security.

The Fund did not have any open financial instruments at October 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$301,045,520

Gross unrealized appreciation	$15,295,132
Gross unrealized depreciation	(47,188)

Net unrealized appreciation	$15,247,944

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At October 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$316,293,464	$—	$316,293,464
Total Investments	$—	$316,293,464	$—	$316,293,464

The Fund held no investments or other financial instruments as of January 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Tax-Advantaged Bond Strategies Long Term Fund

October 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.2%
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$57,164

		$57,164

Education — 0.5%
University of California, 5.125%, 5/15/29	$80	$92,691
Washington State University, 5.00%, 4/1/32	15	16,833

		$109,524

Electric Utilities — 7.4%
Indianapolis, IN, Thermal Energy System, 5.00%, 10/1/32	$500	$572,515
South Carolina Public Service Authority, 5.00%, 12/1/38	750	839,880
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	292,020

		$1,704,415

General Obligations — 50.6%
Addison, TX, 5.00%, 2/15/26	$270	$319,993
Auburn, AL, 5.00%, 12/1/32	750	876,495
California, 5.00%, 12/1/43	750	847,147
Edgewood City, OH, School District, 5.25%, 12/1/33	500	587,250
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,008,405
Lakewood, OH, School District, 5.00%, 11/1/37	350	395,871
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/29	1,000	580,580
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/30	500	273,930
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	1,050	542,231
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	4,640	1,430,558
Menlo Park, CA, City School District, 5.00%, 7/1/32	500	597,015
Milpitas, CA, Unified School District, (Election of 2012), 4.00%, 8/1/32	860	951,745
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/27	900	641,502
New York, NY, 5.00%, 8/1/29	500	592,565
Shreveport, LA, 5.00%, 9/1/32	500	585,755
Trussville, AL, 5.00%, 10/1/31	250	291,733
Umatilla County, OR, Pendleton School District No. 16R, 0.00%, 6/15/27	1,060	727,923
Williamson County, TX, 5.00%, 2/15/28	300	362,229

		$11,612,927

Hospital — 10.9%
Charlotte-Mecklenburg, NC, Hospital Authority, 5.125%, 1/15/37	$40	$44,005
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/34	250	291,790
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/32	300	325,617
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	553,120
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	725,010
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/32	500	557,940

		$2,497,482

1

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 3.1%
Pasadena, CA, Public Financing Authority, (Rose Bowl Renovation), 0.00%, 3/1/32	$1,500	$715,080

		$715,080

Other Revenue — 1.3%
California Infrastructure and Economic Development Bank, 5.00%, 10/1/32	$250	$294,530

		$294,530

Special Tax Revenue — 2.6%
Tennessee, 5.00%, 9/1/33	$500	$600,870

		$600,870

Transportation — 6.4%
Kentucky Turnpike Authority, Economic Development Road, (Revitalization Project), 5.00%, 7/1/33	$500	$581,810
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	832,942
Texas Transportation Commission, 5.00%, 4/1/33	50	59,391

		$1,474,143

Water and Sewer — 10.8%
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/29	$500	$587,740
New York Environmental Facilities Corp., Clean Water and Drinking Water, 5.00%, 6/15/31	150	179,269
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	500	543,960
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/45	500	554,540
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.50%, 6/15/22	25	29,105
Northeast Ohio Regional Sewer District, 5.00%, 11/15/38	500	572,200

		$2,466,814

Water Revenue — 1.3%
South Dakota Conservancy District, (Revolving Fund Program), 5.00%, 8/1/27	$250	$298,440

		$298,440

Total Tax-Exempt Investments — 95.1% (identified cost $20,335,985)		$21,831,389

Other Assets, Less Liabilities — 4.9%		$1,116,211

Net Assets — 100.0%		$22,947,600

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PSF	-	Permanent School Fund

At October 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	19.3%
Texas	15.5%
New York	12.2%
Others, representing less than 10% individually	48.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.

2

The Fund did not have any open financial instruments at October 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$20,335,091

Gross unrealized appreciation	$1,496,298
Gross unrealized depreciation	—

Net unrealized appreciation	$1,496,298

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$21,831,389	$—	$21,831,389
Total Investments	$—	$21,831,389	$—	$21,831,389

The Fund held no investments or other financial instruments as of January 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2014